UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22283

                     Claymore Exchange-Traded Fund Trust 3
                     -------------------------------------
               (Exact name of registrant as specified in charter)

                             227 West Monroe Street
                               Chicago, IL 60606
                               -----------------
              (Address of principal executive offices) (Zip code)

                             Donald C. Cacciapaglia
                             227 West Monroe Street
                               Chicago, IL 60606
                               -----------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (312) 827-0100

Date of fiscal year end:

Claymore/S&P Commodity Trends Strategy ETF - May 31

Date of reporting period: July 1, 2013 - June 30, 2014


     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (?? 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ? 3507.

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Item 1. Proxy Voting Record.

The registrant held no voting securities during the period covered by this report. No records are attached. The registrant has not yet commenced operations.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Claymore Exchange-Traded Fund Trust 3
-------------------------------------


By:     /s/ Donald C. Cacciapaglia
        -------------------------------------
Name:   Donald C. Cacciapaglia
Title:  President and Chief Executive Officer
Date:   August 15, 2014